Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Changes in assets/liabilities components (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net decrease (increase) in assets
Trade receivables	$ (2,072)	$ (2,773)	$ (2,364)
Other receivables	(902)	276	(754)
Inventories	(618)	837	(1,522)
Total	(3,592)	(1,660)	(4,640)
Net increase (decrease) in liabilities
Trade payables	1,067	(1,391)	1,368
Deferred revenues	51	(58)	(48)
Salaries and social security payables	513	369	221
Other taxes payables	982	13	483
Other liabilities	68	62	29
Provisions (Note 17)	(360)	(174)	(163)
Total	$ 2,321	$ (1,179)	$ 1,890